INCOME TAXES (Schedule of balance sheet presentation of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 28,598	$ 23,144
Domestic [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	10,233	9,201
Foreign [Member]
Income Taxes [Line Items]
Net deferred tax assets (liabilities)	$ 18,365	$ 13,943